Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales of goods	€ 24,045	€ 21,906	€ 16,895
Sales of RPPs & leases	4,906	4,408	3,957
Sales of spare parts and services	6,628	5,904	5,400
Total sales	35,579	32,218	26,252
Other revenues	32	35	533
Total revenues	35,611	32,253	26,785
Cost of goods	(12,288)	(12,256)	(9,825)
Cost of RPPs & leases	(2,527)	(2,556)	(2,155)
Cost of spare parts and services	(4,385)	(3,656)	(3,604)
Total cost of sales	(19,200)	(18,468)	(15,584)
Gross profit	16,411	13,785	11,201
Research and development expenses	(3,868)	(2,690)	(2,932)
Selling and marketing expenses	(8,856)	(7,406)	(6,678)
General and administrative expenses	(3,296)	(3,202)	(3,328)
Income (loss) from operations	392	488	(1,736)
Financial income (expense), net	3,949	(2,094)	1,771
Foreign currency exchange gain (loss), net	(103)	(699)	431
Income (loss) before taxes	4,444	(907)	(396)
Income tax (expense) benefit	(602)	(759)	(116)
Net income (loss)	€ 3,842	€ (1,667)	€ (512)
Basic income (loss) per share (in EUR per share)	€ 0.14	€ (0.07)	€ (0.02)
Diluted income (loss) per share (in EUR per share)	€ 0.13	€ (0.07)	€ (0.02)
Basic Weighted average shares outstanding (in shares)	27,823,313	25,021,966	23,600,428
Diluted Weighted average shares outstanding (in shares)	29,365,583	25,021,966	23,600,428